Inventories - Schedule of Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Measuring inventories [Abstract]
At January 1,	€ (207,078)	€ (175,222)
Provisions	(32,774)	(48,260)	€ (59,558)
Utilizations and releases	30,302	22,515
Exchange differences and other changes	12,300	(6,111)
At December 31,	€ (197,250)	€ (207,078)	€ (175,222)